Note 14 - Interest and Finance Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Interest And Finance Costs [Abstract]
Schedule of Interest and Finance Costs [Table Text Block]
	Three months ended March 31,
	2013	2014
Interest on debt (Note 8)	1,521
Bank charges	66	13
Amortization of financing fees	285	-
Interest on M/T Delos termination fee (Note 17)	40	31
Total	1,912	44

Interest and Finance Costs	Year Ended December 31,
	2011	2012	2013
Interest on debt (Note 10)	10,068	7,240	4,644
Bank charges	16	297	964
Amortization and write-off of financing fees	2,234	1,437	1,835
Amortization of debt discount	3,965	371	-
Total	16,283	9,345	7,443